Supplementary Financial Statements Information (Sales) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 11,179	[1]	$ 8,436	[1]	$ 13,720	[1]
Customer One [Member] | Sales Revenue, Segment [Member]
Revenue, Major Customer [Line Items]
Percentage of total sales from customer	16.00%		14.00%
Customer Two [Member] | Sales Revenue, Segment [Member]
Revenue, Major Customer [Line Items]
Percentage of total sales from customer	10.00%		12.00%
Customer Three [Member] | Sales Revenue, Segment [Member]
Revenue, Major Customer [Line Items]
Percentage of total sales from customer	10.00%		10.00%
Customer Four [Member] | Sales Revenue, Segment [Member]
Revenue, Major Customer [Line Items]
Percentage of total sales from customer			10.00%
Enterprise Solution [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	11,090	[1]	8,430	[1]	13,160	[1]
Carrier Solution [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	89	[1]	6	[1]	560	[1]
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	110	[1]	91	[1]	1,360	[1]
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	3,841	[1]	3,194	[1]	5,660	[1]
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	2,467	[1]	2,118	[1]	2,137	[1]
South and Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	1,817	[1]	1,184	[1]	400	[1]
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	2,717	[1]	1,677	[1]	3,654	[1]
Rest of the world [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 227	[1]	$ 172	[1]	$ 509	[1]

[1]	See Note 9 for transactions with related parties.